Fair Value Measurements - Research and development license consideration (Details) $ / shares in Units, $ in Thousands	3 Months Ended	11 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Fair Value Measurements
Aggregate fair value of the shares issued	$ 4,488
Summary of changes in the estimated fair value
Beginning balance	1,537	$ 7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	(177)
Settlement of the liability	(10,000)
Ending balance	1,537	7,756
Loss on the remeasurement of the research and development license consideration liability	$ 1,900
Research and development license consideration
Fair Value Measurements
Number of Class A ordinary shares agreed to issue upon the closing of the business combination | shares	550,000
Aggregate fair value of the shares issued	$ 4,500
Fair value per issued share | $ / shares	$ 8.16
Summary of changes in the estimated fair value
Beginning balance		2,634
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	$ 1,854
Settlement of the liability	$ (4,488)
Ending balance		$ 2,634
Research and development license consideration | Z33 Series Seed Preferred Shares
Fair Value Measurements
Issuance of Z33 series seed preferred shares if the business combination was not consummated | shares	4,702,867
Fair value per share | $ / shares		$ 0.15
Research and development license consideration | JATT Acquisition Corp | Class A Ordinary shares
Fair Value Measurements
Fair value per share | $ / shares		$ 7.66